Shareholders' equity, net - Capital stock (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2019 PEN (S/) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of Shareholders' equity, net [Line Items]
Number of shares	(350,056,012)	(350,056,012)
Capital stock | $		$ (750,497)	$ (750,497)
Ordinary shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares	(274,889,924)	(274,889,924)
Capital stock	S/ (2,748,899)	$ (813,162)
Treasury shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares	(21,174,734)	(21,174,734)
Capital stock	S/ (211,747)	$ (62,665)
Total Shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares	(253,715,190)	(253,715,190)
Capital stock	S/ (2,537,152)	$ (750,497)